UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22518

Nuveen Short Duration Credit Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	4/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Short Duration Credit Opportunities Fund (JSD)
April 30, 2012

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Variable Rate Senior Loan Interests – 113.6% (82.5% of Total Investments) (4)
	Airlines – 1.0% (0.7% of Total Investments)
$1,985	Delta Air Lines, Inc., Term Loan	5.500%	4/20/17	Ba2	$1,989,962
	Auto Components – 1.5% (1.1% of Total Investments)
3,000	Goodyear Tire & Rubber Company, Term Loan, Second Lien	4.750%	4/30/19	Ba1	2,961,564
	Biotechnology – 3.6% (2.6% of Total Investments)
2,078	Alkermes, Inc., Term Loan, First Lien	6.750%	9/16/17	BB	2,109,297
2,000	Alkermes, Inc., Term Loan, Second Lien	9.500%	9/16/18	B	2,060,000
2,969	Onex Carestream Finance LP, Term Loan	5.000%	2/25/17	BB-	2,902,523
7,047	Total Biotechnology				7,071,820
	Building Products – 0.6% (0.4% of Total Investments)
636	Goodman Global Inc., Second Lien Term Loan	9.000%	10/28/17	B-	648,495
498	Norit Holdings, B.V., Term Loan	6.750%	6/30/17	BB-	503,097
1,134	Total Building Products				1,151,592
	Capital Markets – 1.3% (0.9% of Total Investments)
2,481	Citco Group Term Loan	5.500%	6/29/18	N/R	2,468,843
	Chemicals – 2.3% (1.6% of Total Investments)
989	Ashland, Inc., Term Loan	3.750%	8/23/18	Baa3	991,368
1,020	Ineos US Finance LLC, Term Loan B	8,000%	12/16/14	Baa3	1,060,746
2,000	PQ Corporation, Term Loan, Second Lien	6.739%	7/30/15	B-	1,914,376
500	Styron S.a.r.l. Corporation,Term Loan, DD1	6.000%	8/02/17	B+	467,175
4,509	Total Chemicals				4,433,665
	Commercial Banks – 1.3% (0.9% of Total Investments)
2,443	Ocwen Financial Corporation, Initial Term Loan	7.000%	9/01/16	B1	2,452,075
	Commercial Services & Supplies – 2.7% (2.0% of Total Investments)
1,484	Ceridian Corporation, US Term Loan	3.239%	11/09/14	B1	1,423,612
1,000	Harland Clarke Holdings Corporation, Tranche B, Term Loan, WI/DD	TBD	TBD	B+	962,083
179	ServiceMaster Company, Delayed Term Loan	2.740%	7/24/14	B+	177,445
1,797	ServiceMaster Company, Term Loan	2.803%	7/24/14	B+	1,781,906
995	SkillSoft Corporation, Add on Term Loan	6.500%	10/21/17	BB-	1,004,950
5,455	Total Commercial Services & Supplies				5,349,996
	Communications Equipment – 2.1% (1.5% of Total Investments)
1,871	Aspect Software, Inc., Term Loan, Tranche B	6.250%	5/07/16	Ba3	1,881,207
1,000	Genesys International Corporation, Term Loan B	6.750%	1/31/19	BB-	1,015,313
1,172	Telesat Holdings, Inc., Term Loan B	4.250%	3/28/19	BB-	1,172,425
4,043	Total Communications Equipment				4,068,945
	Construction Materials – 0.6% (0.4% of Total Investments)
1,160	Schaeffler AG, Term Loan C2, First Lien	6.000%	1/27/17	B1	1,167,250
	Consumer Finance – 1.0% (0.7% of Total Investments)
2,000	Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B2	1,898,500
	Containers & Packaging – 4.0% (2.9% of Total Investments)
1,980	Amscan Holdings, Inc., New Term Loan	6.750%	12/02/17	B+	1,992,274
2,559	Reynolds Group Holdings, Inc., Add on Term Loan	6.500%	8/09/18	BB-	2,599,161
3,193	Sealed Air Corporation, Term Loan	4.750%	10/03/18	Ba1	3,233,055
7,732	Total Containers & Packaging				7,824,490
	Distributors – 1.5% (1.1% of Total Investments)
3,000	HD Supply Inc., Term Loan B, WI/DD	TBD	TBD	B+	3,020,640
	Diversified Consumer Services – 2.7% (2.0% of Total Investments)
2,402	Brickman Group Holdings, Inc., Tranche B, Term Loan	7.250%	10/14/16	B+	2,430,873
2,970	Laureate Education, Inc., Extended Term Loan	5.250%	6/15/18	B1	2,936,124
5,372	Total Diversified Consumer Services				5,366,997
	Diversified Financial Services – 1.9% (1.4% of Total Investments)
1,200	Ineos US Finance LLC, Term Loan B, WI/DD	TBD	TBD	B+	1,207,875
2,571	UPC Broadband Holding BV, Term Loan, Tranche AB	4.750%	12/31/17	Ba3	2,584,286
3,771	Total Diversified Financial Services				3,792,161
	Diversified Telecommunication Services – 1.5% (1.1% of Total Investments)
2,000	Level 3 Communications, Inc., Term Loan B-2	5.750%	9/01/18	Ba3	2,030,416
995	WideOpenWest Finance LLC, New Term Loan, Series A	6.741%	6/30/14	B1	997,811
2,995	Total Diversified Telecommunication Services				3,028,227
	Electrical Equipment – 0.5% (0.4% of Total Investments)
1,000	Sensus Metering Systems, Inc., Term Loan, Second Lien	8.500%	5/09/18	B-	998,750
	Electronic Equipment & Instruments – 0.7% (0.5% of Total Investments)
1,493	Smart Modular Technologies, Inc., Term Loan	8.250%	8/26/17	B+	1,283,550
	Energy Equipment & Services – 2.1% (1.5% of Total Investments)
1,896	EnergySolutions LLC, Term Loan	6.250%	8/15/16	BB+	1,920,070
2,201	Gibson Energy ULC, Term Loan	5.750%	6/15/18	BB-	2,217,416
4,097	Total Energy Equipment & Services				4,137,486
	Food & Staples Retailing – 0.5% (0.4% of Total Investments)
1,000	Roundy’s Supermarkets, Inc., Term Loan B, First Lien	5.750%	2/10/19	BB-	1,010,250
	Food Products – 0.5% (0.4% of Total Investments)
993	Del Monte Foods Company, Term Loan	4.500%	3/08/18	Ba3	986,917
	Health Care Equipment & Supplies – 1.9% (1.4% of Total Investments)
3,591	Chiron Merger Sub, Inc., Term Loan	7.000%	5/04/18	Ba2	3,671,798
	Health Care Providers & Services – 12.7% (9.2% of Total Investments)
984	Ardent Medical Services, Inc., Term Loan	6.500%	9/15/15	B1	987,687
2,308	Community Health Systems, Inc., Term Loan	2.627%	7/25/14	BB	2,290,961
983	CRC Health Corporation, Term Loan B3	8.500%	11/16/15	B1	905,473
1,360	Gentiva Term Loan B	6.500%	8/17/16	B1	1,296,930
3,179	Golden Living, Term Loan	5.000%	5/04/18	B+	3,009,376
2,000	HCA, Inc., Tranche B2, Term Loan	3.720%	3/31/17	BB	1,973,062
1,197	Health Management Associates, Inc., Term Loan B	4.500%	11/16/18	BB-	1,199,250
1,241	IASIS Healthcare LLC, Term Loan B	5.000%	5/03/18	Ba3	1,245,642
362	Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	348,630
1,858	LifeCare Holdings, Inc., Term Loan Add On	8.219%	2/01/16	CCC-	1,709,025
161	LifeCare, Term Loan	8.219%	2/01/16	CCC-	148,231
947	MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	946,658
2,030	National Mentor Holdings, Inc., Tranche B	7.000%	2/09/17	B+	2,015,125
2,985	RegionalCare Hospital Partners Holdings Inc, Term Loan	8.000%	11/03/18	B	3,024,178
1,985	Select Medical Corporation, Term Loan	5.500%	6/01/18	BB-	1,937,029
1,000	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B1	986,875
739	Sun Healthcare Group, Inc., Term Loan	8.750%	10/18/16	Ba1	727,557
25,319	Total Health Care Providers & Services				24,751,689
	Health Care Technology – 2.6% (1.9% of Total Investments)
4,023	Emdeon Business Services LLC, Term Loan	6.750%	11/02/18	BB-	4,023,250
1,000	Fenwal, Inc., Term Loan, Second Lien	5.739%	8/28/14	B-	980,000
5,023	Total Health Care Technology				5,003,250
	Hotels, Restaurants & Leisure – 4.2% (3.1% of Total Investments)
2,373	24 Hour Fitness Worldwide, Inc., New Term Loan	7.500%	4/22/16	Ba3	2,387,622
347	Caesars Octavius LLC, Term Loan	9.250%	4/25/17	B	345,661
2,631	CCM Merger, Inc., Term Loan	6.000%	3/01/17	B+	2,631,076
2,000	Landry’s Restaraunts, Inc., Term Loan B	6.500%	4/19/18	B+	2,002,812
900	Wendy’s/Arby’s Restaurants, Inc., Term Loan B, WI/DD	TBD	TBD	Ba2	905,812
8,251	Total Hotels, Restaurants & Leisure				8,272,983
	Household Durables – 0.2% (0.2% of Total Investments)
488	GRD Holding III Corporation, Term Loan	8.750%	10/05/17	B+	468,000
	Household Products – 1.6% (1.2% of Total Investments)
3,155	Spectrum Brands, Inc., Term Loan	5.001%	6/17/16	B1	3,170,723
	Industrial Conglomerates – 5.4% (3.9% of Total Investments)
993	Eagle Parent, Inc., Term Loan	5.000%	5/16/18	Ba3	995,292
2,000	NES Rentals Holdings, Inc., Permanent Term Loan, Second Lien	10.000%	7/20/13	CCC+	1,980,000
1,801	Presidio, Inc., Term Loan	7.250%	3/31/17	Ba3	1,823,448
887	Property Data US I Inc., Term Loan B	7.000%	1/04/17	Ba3	828,653
2,000	SRAM LLC, Term Loan, Second Lien	8.500%	12/07/18	B-	2,018,726
2,970	U.S. Foodservice, Inc., Term Loan, First Lien	5.750%	3/31/17	B-	2,981,138
10,651	Total Industrial Conglomerates				10,627,257
	Internet Software & Services – 6.8% (4.9% of Total Investments)
2,413	Go Daddy Operating Co., LLC, Term Loan, Tranche B1	5.500%	12/17/18	Ba3	2,422,174
1,496	Sabre, Inc., Extended Term Loan, First Lien, DD1	5.989%	9/30/17	B1	1,422,506
499	Sabre, Inc., Term Loan	2.239%	9/30/14	B1	481,026
1,985	San Juan Cable LLC, Term Loan B, First Lien	6.000%	6/09/17	B+	1,950,262
2,000	San Juan Cable LLC, Term Loan, Second Lien	10.000%	6/09/18	CCC+	1,962,500
2,000	SkillSoft Corporation, Term Loan	6.500%	5/26/17	BB-	2,020,000
3,041	Web.com, Term Loan, First Lien	7.000%	10/27/17	Ba3	3,052,916
13,434	Total Internet Software & Services				13,311,384
	IT Services – 7.4% (5.4% of Total Investments)
2,000	Attachmate Corporation, Second Lien Term Loan	9.500%	10/27/17	CCC+	2,032,500
2,438	Attachmate Corporation, Term Loan	6.500%	4/27/17	BB-	2,437,500
1,426	First Data Corporation, Term Loan B-1	5.240%	3/24/17	B+	1,363,880
2,166	Frac Tech International LLC, Term Loan	6.250%	5/06/16	B+	2,092,190
717	Neustar Inc., Term Loan	5.000%	11/08/18	BB+	725,489
1,364	SRA International, Term Loan	6.500%	7/20/18	B1	1,366,559
499	Verifone, Inc., Term Loan B	4.250%	12/28/18	BB	500,540
2,752	Virtu Financial LLC, First Lien Term Loan	7.500%	7/08/16	Ba1	2,752,296
1,154	Web.com, Term Loan, Second Lien	11.000%	10/27/18	B3	1,146,633
14,516	Total IT Services				14,417,587
	Leisure Equipment & Products – 2.3% (1.7% of Total Investments)
1,995	Academy, Ltd., Term Loan	6.000%	8/03/18	B	2,017,593
1,765	BLB Management Services, Inc., Term Loan	8.500%	11/05/15	BB	1,776,404
730	Eastman Kodak Co., DIP Term Loan	8.500%	7/20/13	B1	744,618
4,490	Total Leisure Equipment & Products				4,538,615
	Machinery – 0.9% (0.7% of Total Investments)
1,000	Brock Holdings III, Inc., Term Loan, Second Lien	10.000%	3/16/18	B-	982,500
798	Rexnord Corporation, Replacement Term Loan	5.000%	4/01/18	BB	806,489
1,798	Total Machinery				1,788,989
	Media – 5.6% (4.1% of Total Investments)
1,005	Atlantic Broadband Finance LLC, Term Loan B	5.250%	4/04/19	Ba3	1,012,956
567	Atlantic Broadband Finance LLC, Term Loan, Second Lien	9.750%	10/04/19	B-	567,375
1,391	Cengage Learning Acquisitions, Inc., Tranche B, Extended Term Loan, DD1	5.740%	7/09/17	B+	1,227,970
1,000	Cequel Communications LLC, Term Loan	4.000%	2/14/19	Ba2	990,750
1,000	Charter Communications Operating, LLC, Term Loan B	4.000%	5/15/19	BB+	999,000
997	Cumulus Media, Inc., Term Loan, First Lien	5.750%	9/17/18	Ba2	1,007,879
1,000	Cumulus Media, Inc., Term Loan	7.500%	3/18/19	B2	1,019,075
811	Entercom Communications, Inc., Term Loan B	6.277%	11/23/18	BB-	820,236
1,870	Newport Television LLC, Term Loan B	9.000%	9/14/16	B2	1,881,859
517	Newport Television LLC, Term Loan	9.000%	9/14/16	B-	519,989
992	Radio One, Inc., Term Loan B, First Lien	7.500%	2/14/17	B	982,338
11,150	Total Media				11,029,427
	Metals & Mining – 0.0% (0.0% of Total Investments)
45	Fairmount Minerals, Ltd., Tranche B, Term Loan	5.250%	3/15/17	BB-	45,163
	Multiline Retail – 1.3% (0.9% of Total Investments)
567	99 Cents Only Stores, Term Loan B1	5.250	1/11/19	B+	569,188
1,871	Bass Pro Group LLC, Term Loan B	5.250%	6/13/17	BB-	1,878,351
2,438	Total Multiline Retail				2,447,539
	Oil, Gas & Consumable Fuels – 4.8% (3.4% of Total Investments)
55	Alon USA Energy, Inc., Edgington Facility	2.489%	8/05/13	B+	53,670
441	Alon USA Energy, Inc., Paramount Facility	2.489%	8/05/13	B+	429,361
1,244	Buffalo Gulf Coast Terminals, Term Loan	7.500%	10/31/17	BB+	1,243,750
748	CCS Income Trust, Delayed Term Loan	3.239%	11/14/14	B	731,250
995	CCS Income Trust, Term Loan	3.239%	11/14/14	B	972,422
750	Crestwood Holdings LLC, Term Loan B	9.750	3/26/18	CCC+	764,062
1,000	El Paso Corporation, Term Loan, WI/DD	TBD	TBD	BB-	1,012,130
1,720	Energy Transfer Partners LP, Term Loan B	3.750	3/23/17	Ba1	1,702,185
2,336	Western Refining, Inc., Term Loan	7.500%	3/15/17	B+	2,373,281
9,289	Total Oil, Gas & Consumable Fuels				9,282,111
	Pharmaceuticals – 4.1% (3.0% of Total Investments)
1,941	ConvaTec Healthcare, Term Loan	5.750%	12/30/16	Ba3	1,944,497
2,993	Pharmaceutical Product Development, Inc., Term Loan	6.250%	12/05/18	BB-	3,027,725
1,985	Quintiles Transnational Corporation, Term Loan B	5.000%	6/08/18	BB-	1,993,065
454	Warner Chilcott Corporation, Term Loan B1	4.250%	3/17/18	BBB-	455,549
227	Warner Chilcott Corporation, Term Loan B2	4.250%	3/17/18	BBB-	227,775
312	Warner Chilcott Corporation, Term Loan B3	4.250%	3/17/18	BBB-	313,190
7,912	Total Pharmaceuticals				7,961,801
	Real Estate Investment Trust – 3.0% (2.2% of Total Investments)
308	iStar Financial Inc., Term Loan A2	5.250%	3/19/16	BB-	306,223
1,856	iStar Financial, Inc., Term Loan, Tranche A1	5.000%	6/28/13	BB-	1,856,534
143	Realogy Corporation, Synthetic Letter of Credit	4.501%	10/10/16	B1	133,710
1,350	Walter Investment Management Corporation, Second Lien Term Loan	7.750%	6/30/16	B+	1,407,375
2,081	Walter Investment Management Corporation, Term Loan, Second Lien	12.500%	12/30/16	B-	2,096,859
5,738	Total Real Estate Investment Trust				5,800,701
	Real Estate Management & Development – 2.6% (1.9% of Total Investments)
3,342	Capital Automotive LP, Tranche B	5.250%	3/11/17	Ba3	3,332,405
1,829	Realogy Corporation, Delayed Term Loan	4.770%	10/10/16	B1	1,704,510
5,171	Total Real Estate Management & Development				5,036,915
	Road & Rail – 1.2% (0.9% of Total Investments)
638	Avis Budget Car Rental LLC, Term Loan, Tranche B	6.250%	9/22/18	Ba1	644,236
1,646	Swift Transportation Company, Inc., Term Loan, Tranche B2	5.000%	12/15/17	BB	1,663,905
2,284	Total Road & Rail				2,308,141
	Semiconductors & Equipment – 1.1% (0.8% of Total Investments)
995	Microsemi Corporation, Term Loan B	4.000%	2/02/18	BB	998,146
1,194	NXP Semiconductor LLC, Tranche A2, Term Loan	5.500%	3/03/17	B+	1,203,701
2,189	Total Semiconductors & Equipment				2,201,847
	Software – 6.6% (4.8% of Total Investments)
1,995	BlackBoard, Inc., Term Loan, First Lien	7.500%	9/23/18	B+	1,986,022
902	Datatel Parent Corp, Term Loan B	6.250%	7/19/18	B+	918,420
908	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	5.663%	7/31/17	B-	892,468
3,800	IPC Systems, Inc., Term Loan, Second Lien	5.518%	6/01/15	CCC	3,265,579
3,500	Lawson Software Inc., Term Loan B	6.250%	3/30/18	Baa3	3,550,312
1,000	Vertafore, Inc., Term Loan, Second Lien	9.750%	10/29/17	CCC+	1,010,000
1,241	Vertafore, Inc., Term Loan	5.250%	7/29/16	B+	1,246,399
13,346	Total Software				12,869,200
	Specialty Retail – 2.8% (2.0% of Total Investments)
1,982	Toys “R” Us - Delaware, Inc., Term Loan	6.000%	9/01/16	B+	1,980,723
1,683	J Crew Group, Term Loan	4.750%	3/07/18	B1	1,670,378
1,065	Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	1,065,400
748	Lord & Taylor Holdings LLC, Term Loan	5.750%	12/21/18	BB	758,879
5,478	Total Specialty Retail				5,475,380
	Wireless Telecommunication Services – 0.6% (0.4% of Total Investments)
1,477	Clear Channel Communications, Inc., Tranche B, Term Loan	3.889%	1/29/16	CCC+	1,191,668
$223,943	Total Variable Rate Senior Loan Interests (cost $218,979,206)				222,135,848

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 17.8% (12.9% of Total Investments)
	Building Products – 1.1% (0.8% of Total Investments)
$2,000	McJunkin Red Man Corporation	9.500%	12/15/16	B-	$2,205,000
	Commercial Services & Supplies – 0.2% (0.2% of Total Investments)
500	Ceridian Corporation	11.250%	11/15/15	CCC	476,250
	Communications Equipment – 0.8% (0.5% of Total Investments)
1,500	Avaya Inc.	9.750%	11/01/15	CCC+	1,486,875
	Diversified Telecommunication Services – 1.1% (0.8% of Total Investments)
1,500	IntelSat Bermuda Limited, 144A	11.500%	2/15/17	CCC+	1,548,750
500	IntelSat Bermuda Limited	11.500%	2/04/17	CCC+	521,250
2,000	Total Diversified Telecommunication Services				2,070,000
	Health Care Equipment & Supplies – 1.4% (1.0% of Total Investments)
2,700	Chiron Merger Sub Inc., 144A	10.500%	11/01/18	B	2,784,375
	Health Care Providers & Services – 2.2% (1.6% of Total Investments)
2,000	HCA Inc.	8.500%	4/15/19	BB+	2,243,750
500	Select Medical Corporation	7.625%	2/01/15	B-	505,000
500	Select Medical Corporation	6.267%	9/15/15	B-	473,750
1,000	Vanguard Health Holding LLC/Inc.	8.000%	2/01/18	B-	1,018,750
4,000	Total Health Care Providers & Services				4,241,250
	Hotels, Restaurants & Leisure – 1.6% (1.2% of Total Investments)
1,000	Harrah’s Operating Company, Inc.	11.250%	6/01/17	B	1,105,000
2,000	Seven Seas Cruises S de RL LLC, 144A	9.125%	5/15/19	B-	2,045,000
3,000	Total Hotels, Restaurants & Leisure				3,150,000
	Household Products – 1.4% (1.1% of Total Investments)
2,500	Sprectum Brands Inc.	9.500%	6/15/18	BB-	2,831,250
	IT Services – 0.1% (0.1% of Total Investments)
250	Sterling Merger Inc.	11.000%	10/01/19	CCC+	269,375
	Leisure Equipment & Products – 0.9% (0.7% of Total Investments)
1,700	The Academy Limited Finance, 144A	9.250%	8/01/19		1,814,750
	Media – 1.5% (1.1% of Total Investments)
500	AMC Networks Inc., 144A	7.750%	7/15/21	B+	558,750
1,000	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC-	881,250
2,000	Clear Channel Communications, Inc.	10.750%	8/01/16	CCC-	1,475,000
3,500	Total Media				2,915,000
	Multiline Retail – 0.3% (0.2% of Total Investments)
500	Number Merger Sub Inc., 144A	11.000%	12/15/19	Caa1	541,250
	Oil, Gas & Consumable Fuels – 1.2% (0.8% of Total Investments)
2,000	Chaparral Energy Inc.	9.875%	10/01/20	B-	2,245,000
	Pharmaceuticals – 2.1% (1.5% of Total Investments)
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	BB-	2,027,500
500	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	BB-	498,750
1,500	Warner Chilcott Company LLC	7.750%	9/15/18	BB	1,638,750
4,000	Total Pharmaceuticals				4,165,000
	Software – 1.9% (1.3% of Total Investments)
2,550	Lawson Software Inc., 144A	11.500%	7/15/18	B-	2,856,000
750	Lawson Software Inc., 144A	9.375%	4/01/19	B-	783,750
3,300	Total Software				3,639,750
$33,450	Total Corporate Bonds (cost $32,277,131)				34,835,125

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 6.3% (4.6% of Total Investments)
$12,313	Repurchase Agreement with State Street Bank, dated 4/30/12, repurchase price $12,313,382, collateralized by $10,830,000 U.S. Treasury Notes, 4.500%, due 11/15/15, value $12,562,172	0.010%	5/01/12		$12,313,379
	Total Short-Term Investments (cost $12,313,379)				12,313,379
	Total Investments (cost $263,569,716) – 137.7%				269,284,352
	Borrowings – (38.4)% (5), (6)				(75,000,000)
	Other Assets Less Liabilities – 0.7% (7)				1,262,935
	Net Assets Applicable to Common Shares – 100%				195,547,287

Investments in Derivatives at April 30, 2012:

Interest Rate Swaps outstanding:

	Fund				Fixed Rate			Unrealized
	Notional	Pay/Receive			Payment		Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	Fixed Rate*	Frequency		Date	(Depreciation)
Barclays PLC	$17,500,000	Receive	1-Month USD-LIBOR		1.143%	Monthly	9/15/16	$(245,357)
Morgan Stanley	17,500,000	Receive	1-Month USD-LIBOR	0.588	Monthly		9/15/14	(74,390)
Morgan Stanley	17,500,000	Receive	1-Month USD-LIBOR	1.659	Monthly		9/15/18	(386,374)
								$(706,121)
* Annualized.

Credit Default Swaps outstanding:

								Unrealized
		Buy/Sell	Current	Notional		Termination		Appreciation
Counterparty	Referenced Entity	Protection (9)	Credit Spread (8)	Amount	Fixed Rate*	Date	Value	(Depreciation)
Bank of America N.A.	Kohl’s Corporation	Buy	1.44%	$ 2,000,000	1.000%	6/20/17	$ 40,423	$(15,423)
Bank of America N.A.	Best Buy Co., Inc.	Buy	11.50	2,000,000	1.000	6/20/17	412,085	95,509
Barclays PLC	Chesapeake Energy Corporation	Buy	6.42	500,000	5.000	6/20/17	24,853	(147)
Citibank N.A.	J.C. Penney Company, Inc.	Buy	8.65	2,000,000	1.000	6/20/17	258,480	(9,775)
JPMorgan	Chesapeake Energy Corporation	Buy	6.42	1,200,000	5.000	6/20/17	59,647	(3,353)
Morgan Stanley	Chesapeake Energy Corporation	Buy	6.42	300,000	5.000	6/20/17	14,912	(3,088)
Morgan Stanley	Hasbro, Inc.	Buy	1.58	2,000,000	1.000	6/20/17	53,515	3,205
Morgan Stanley	Royal Caribbean Cruises, Ltd.	Buy	4.75	2,000,000	5.000	6/20/17	(32,828)	(7,407)
								$59,521

* Annualized.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of April 30, 2012:

		Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests		$–	$222,135,848	$–	$222,135,848
Corporate Bonds		–	34,835,125	–	34,835,125
Short-Term Investments:
Repurchase Agreements		–	12,313,379	–	12,313,379
Derivatives:
Interest Rate Swaps*		–	(706,121)	–	(706,121)
Credit Default Swaps*		–	59,521	–	59,521
Total		$–	$268,637,752	$–	$268,637,752
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended April 30, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of April 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps, net	$–	Unrealized depreciation on interest rate swaps, net	$(713,558)
Credit	Swaps	Unrealized appreciation on credit default swaps, net	80,086	Unrealized depreciation on credit default swaps, net	(13,128)
Total			$80,086		$(713,558)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2012, the cost of investments (excluding investments in derivatives) was $263,689,921.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at April 30, 2012, were as follows:

Gross unrealized:
Appreciation					$ 7,170,796
Depreciation					(1,576,365)

Net unrealized appreciation (depreciation) of investments					$ 5,594,431

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
(5)	Borrowings as a percentage of total investments is 27.9%.
(6)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(7)	Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at April 30, 2012.
(8)

The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(9)

The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

N/R	Not rated.
DD1	Investment, or portion of investment, purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyer.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

USD-LIBOR	LIBOR United States Dollar-London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Short Duration Credit Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2012